Pension and Other Benefit Programs - One Percentage Point (ppt) Change on Projected Benefit Obligations (Detail) $ in Millions	Oct. 03, 2020 USD ($)
Retirement Benefits [Abstract]
Impact of 1 ppt Discount Rate decrease on Benefit Expense	$ 351
Impact of 1 ppt Discount Rate increase on Benefit Expense	(303)
Impact of 1 ppt Discount Rate decrease on Projected Benefit Obligations	3,988
Impact of 1 ppt Discount Rate increase on Projected Benefit Obligations	(3,380)
Impact of 1 ppt Expected Long-Term Rate of Return on Assets Decrease on Benefit Expense	164
Impact of 1 ppt Expected Long-Term Rate of Return on Assets Increase on Benefit Expense	$ (164)